Leases - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Lease expenditure		£ 128
Contractual capital commitments	£ 25
Finance lease receivable decreased	£ 19